Business Combination - Summary of Amounts Recognized for Assets and Liabilities Acquired (Detail) $ in Millions	Dec. 29, 2020 USD ($)
Business Acquisition [Line Items]
Disposal of investment	$ (239)
Cash	98
Non-cash working capital	20
Fixed assets	211
Operating lease right-of-use assets	25
Intangibles assets , net	4
Deferred tax assets	66
Other assets	1
Long-term debt	(62)
Deferred tax liabilities	(2)
Net assets before minority interests recorded	361
Non-controlling interests recognized in equity	(122)
Amounts recorded for assets and liabilities recognized at their estimated fair values	$ 239